Summary of Significant Accounting Policies (Table)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

Schedule of earnings per share, basic and diluted
	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026		For the Period from June 18, 2025 (inception) through June 30, 2025
	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$523,080	$164,374	$959,793	$376,009	$—	$(28,197)
Denominator
Basic weighted average ordinary shares outstanding	18,297,994	5,750,000	14,254,238	5,584,254	—	5,000,000
Basic net income (loss) per ordinary share	$0.03	$0.03	$0.07	$0.07	$—	$(0.01)

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026		For the Period from June 18, 2025 (inception) through June 30, 2025
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$523,080	$164,374	$951,840	$383,962	$—	$—
Denominator
Diluted weighted average ordinary shares outstanding	18,297,994	5,750,000	14,254,238	5,750,000	—	—
Diluted net income (loss) per ordinary share	$0.03	$0.03	$0.07	$0.07	$—	$—

Schedule of redemption reflected in the balance sheet reconciled

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(974,625)
Proceeds allocated to Public Rights	(4,398,750)
Public Shares issuance costs	(13,821,755)
Plus:
Accretion of carrying value to redemption value	20,055,836
Class A Ordinary Shares subject to possible redemption, March 31, 2026	$173,360,706
Plus:
Accretion of carrying value to redemption value	1,535,419
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$174,896,125